Note 15 - Common Stock Offering (Details) (USD $)	0 Months Ended	12 Months Ended			1 Months Ended
	Mar. 07, 2014	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Jan. 30, 2009
Note 15 - Common Stock Offering (Details) [Line Items]
Proceeds from Issuance of Common Stock (in Dollars)	$ 15,800,000	$ 15,814,312
Stock Issued During Period, Shares, New Issues		0.05	0.05	0.05
Treasury Stock, Shares		2,492,552	4,051,248
Series A Preferred Stock [Member]
Note 15 - Common Stock Offering (Details) [Line Items]
Stock Issued During Period, Shares, New Issues					17,000
Treasury Stock, Shares	12,000
Underwritten Offering [Member] | Common Stock [Member]
Note 15 - Common Stock Offering (Details) [Line Items]
Stock Issued During Period, Shares, New Issues	1,499,999
Underwritten Offering [Member]
Note 15 - Common Stock Offering (Details) [Line Items]
Proceeds from Issuance of Common Stock (in Dollars)	$ 17,200,000
Over-Allotment Option [Member] | Common Stock [Member]
Note 15 - Common Stock Offering (Details) [Line Items]
Stock Issued During Period, Shares, New Issues	195,652
Share Price (in Dollars per share)	$ 11.50